Stock Options (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Number of Shares Subject to Outstanding Options	1,271,334	1,291,334	2,125,001	720,001
Weighted average contractural life (years)	8 years 9 months 29 days	9 years 29 days
Weighted-average exercise price	$ 5.23	$ 5.22	$ 2.84	$ 3.06
Number of Shares Subject to options exercisable	484,334	326,334
Weighted average contractural life (years) of options exercisable	8 years 5 months 12 days	8 years 4 months 28 days
Weighted-average exercise price of options exercisable	$ 5.08	$ 5.08
$3.28 Per Share [Member] [Default Label]
Number of Shares Subject to Outstanding Options		7,500
Weighted average contractural life (years)		8 years 2 months 16 days
Weighted-average exercise price		$ 3.28
Number of Shares Subject to options exercisable		7,500
Weighted average contractural life (years) of options exercisable		8 years 2 months 16 days
Weighted-average exercise price of options exercisable		$ 3.28
$2.70 Per Share [Member]
Number of Shares Subject to Outstanding Options		35,000
Weighted average contractural life (years)		7 years 4 months 6 days
Weighted-average exercise price		$ 3.46
Number of Shares Subject to options exercisable		25,000
Weighted average contractural life (years) of options exercisable		7 years 4 months 6 days
Weighted-average exercise price of options exercisable		$ 3.46
$3.28 Per Share [Member]
Number of Shares Subject to Outstanding Options	7,500	207,500
Weighted average contractural life (years)	7 years 11 months 15 days	9 years 2 months 23 days
Weighted-average exercise price	$ 3.28	$ 4.87
Number of Shares Subject to options exercisable	7,500	92,500
Weighted average contractural life (years) of options exercisable	7 years 11 months 15 days	9 years 2 months 23 days
Weighted-average exercise price of options exercisable	$ 3.28	$ 4.87
$3.46 Per Share [Member]
Number of Shares Subject to Outstanding Options	35,000	1,008,000
Weighted average contractural life (years)	7 years 1 month 6 days	9 years 4 months 2 days
Weighted-average exercise price	$ 3.46	$ 5.35
Number of Shares Subject to options exercisable	25,000	168,000
Weighted average contractural life (years) of options exercisable	7 years 1 month 6 days	9 years 4 months 2 days
Weighted-average exercise price of options exercisable	$ 3.46	$ 5.35
$4.87 Per Share [Member]
Number of Shares Subject to Outstanding Options	187,500	33,334
Weighted average contractural life (years)	8 years 11 months 23 days	2 years 3 months 26 days
Weighted-average exercise price	$ 4.87	$ 5.94
Number of Shares Subject to options exercisable	187,500	33,334
Weighted average contractural life (years) of options exercisable	8 years 11 months 23 days	2 years 3 months 26 days
Weighted-average exercise price of options exercisable	$ 4.87	$ 5.94
$5.35 Per Share [Member]
Number of Shares Subject to Outstanding Options	1,008,000
Weighted average contractural life (years)	9 years 1 month 2 days
Weighted-average exercise price	$ 5.35
Number of Shares Subject to options exercisable	231,000
Weighted average contractural life (years) of options exercisable	9 years 1 month 2 days
Weighted-average exercise price of options exercisable	$ 5.35
$5.94 Per Share [Member]
Number of Shares Subject to Outstanding Options	33,334
Weighted average contractural life (years)	2 years 26 days
Weighted-average exercise price	$ 5.94
Number of Shares Subject to options exercisable	33,334
Weighted average contractural life (years) of options exercisable	2 years 26 days
Weighted-average exercise price of options exercisable	$ 5.94